Intangible assets (Tables)	3 Months Ended
Mar. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL

GROSS VALUES
AS OF JANUARY 1, 2024	120	24	6,529	—	6,673
Acquisition	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF MARCH 31, 2024	120	24	6,529	—	6,673

GROSS VALUES
AS OF DECEMBER 31, 2024	120	27	6,529	—	6,677
Acquisition	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF MARCH 31, 2025	120	27	6,529	—	6,677

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2024	(45)	(24)	—	—	(70)
Increase	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF MARCH 31, 2024	(45)	(24)	—	—	(70)

AS OF DECEMBER 31, 2024	(45)	(25)	—	—	(70)
Increase	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF MARCH 31, 2025	(45)	(25)	—	—	(70)

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
NET BOOK VALUES
AS OF MARCH 31, 2024	75	—	6,529	—	6,604
AS OF DECEMBER 31, 2024	75	3	6,529	—	6,606
AS OF MARCH 31, 2025	75	2	6,529	—	6,606